Quarterly Holdings Report
for
Fidelity® Limited Term Securitized Completion Fund
May 31, 2026
LTS-NPRT3-0726
1.9911981.102
Asset-Backed Securities - 52.6%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (e)	44,805	44,969
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (e)	700,000	704,821
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (e)	4,936	4,974
TOTAL CANADA		754,764
UNITED STATES - 52.1%
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (e)	320,000	320,504
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (e)	286,991	287,195
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (e)	235,000	236,277
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (e)	1,300,000	1,292,035
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (e)	500,000	499,187
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (e)	500,000	498,648
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (e)	500,000	497,797
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	631,595
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (e)	394,771	398,318
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (e)	1,078,621	1,084,092
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (e)	28,989	29,123
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (e)	896,000	906,557
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (e)	72,378	72,444
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (e)	250,000	249,303
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (e)	26,236	26,255
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (e)	65,000	64,689
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (e)	200,000	198,907
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (e)	500,000	506,258
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (e)	100,000	100,251
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (e)	103,931	103,482
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (e)	248,873	249,849
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (e)	100,000	99,538
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (e)	1,604,633	1,599,284
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (e)	200,000	200,343
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	796,978
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	100,000	99,356
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	1,000,000	993,862
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	65,686	66,059
Carmax Select Receivables Trust Series 2025-B Class A3, 4.12% 3/15/2030	1,000,000	997,290
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	115,000	114,785
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	70,000	69,393
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	200,000	198,550
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (e)	100,000	100,410
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	201,247
CCG Receivables Trust Series 2025-1 Class A2, 4.48% 10/14/2032 (e)	71,438	71,628
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (e)	250,000	250,647
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	375,334
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (f)	100,000	100,387
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (e)	103,846	104,159
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (e)	110,000	108,373
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (e)	360,385	361,980
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (e)	300,000	301,333
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (e)	1,460,000	1,467,609
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (e)	100,000	99,683
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (e)	85,000	85,730
DLLAD LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (e)	100,000	100,014
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (e)	314,208	314,911
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (e)	400,000	404,811
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (e)	697,469	700,512
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (e)	75,000	74,928
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (e)	40,000	39,801
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (e)	100,000	99,317
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (e)	250,000	251,771
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (e)	50,000	50,180
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (e)	1,000,000	999,590
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	170,000	170,273
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	145,000	145,050
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	25,000	24,911
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,505,000	1,507,231
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	1,585,000	1,580,096
Exeter Select Automobile Receivables Trust Series 2025-3 Class B, 4.42% 3/15/2032	1,000,000	993,196
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (e)	400,000	404,418
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (e)	1,000,000	1,000,595
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,889,055
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	287,546	289,397
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (e)(g)	1,700,000	1,692,410
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (e)	1,000,000	992,168
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (e)	300,000	303,978
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (e)	250,000	250,096
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (e)(f)(h)	400,000	400,120
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (e)	115,000	115,216
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (e)	1,000,000	1,008,151
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (e)	1,382,000	1,405,649
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (e)	100,000	100,323
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (e)	99,088	99,249
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A3, 4.49% 4/16/2029 (e)	150,000	150,216
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (e)	15,000	15,048
GreenSky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (e)	2,965	2,969
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (e)	49,427	49,576
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (e)	500,000	498,387
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	122,422	122,542
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (e)	1,600,000	1,613,492
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (e)	200,000	197,473
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (e)	27,421	27,568
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (e)	58,128	58,464
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (e)	110,000	110,069
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (e)	1,200,000	1,193,643
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	55,000	54,581
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (e)	2,200,000	2,211,307
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (e)	600,000	592,432
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (e)	1,500,000	1,471,945
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (e)	2,600,000	2,649,448
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (e)	1,000,000	1,002,325
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (e)	5,021	5,022
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (e)	100,000	100,086
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (e)	1,100,000	1,096,088
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (e)	1,000,000	995,517
Optn Series 2026-A Class A, 4.32% 1/9/2034 (e)	100,000	99,230
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (e)	149,333	150,883
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (e)	35,044	35,183
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (e)	75,000	74,812
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (e)	15,000	14,906
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (e)	73,190	73,588
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (e)	100,000	99,941
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (e)(f)	425,756	420,269
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (e)	29,566	29,619
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (e)	51,236	51,298
RCKTL Series 2025-2A Class B, 4.6% 11/27/2034 (e)	1,000,000	997,398
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (e)(f)	59,453	59,496
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (e)	181,052	181,320
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (e)	49,839	50,007
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (e)	300,000	298,542
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (e)	200,000	200,019
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,738	11,757
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	201,269
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	85,000	84,404
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032	500,000	494,810
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (e)	1,954	1,956
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (e)	145,230	145,616
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (e)	100,000	99,763
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (e)	100,000	98,896
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (e)	45,777	45,848
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (e)	767,246	766,312
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (e)	750,000	744,304
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (e)	2,500,000	2,486,243
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A4, 4.13% 12/20/2029 (e)	1,500,000	1,489,244
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (e)	700,000	702,683
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (e)	100,000	99,735
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (e)	200,000	199,990
Upstart Securitization Trust Series 2026-2 Class B, 5.08% 5/20/2036 (e)	1,100,000	1,097,117
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (e)	500,000	497,747
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (e)	119,686	120,253
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (e)(f)	715,075	711,140
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (e)(g)	911,040	911,038
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (e)	68,965	69,158
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,305,000	1,312,575
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	653,070	658,756
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (e)	84,998	85,094
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	402,531
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	110,286
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (e)	52,781	53,224
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (e)	466,446	470,508
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (e)	2,238,356	2,238,936
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (e)	190,000	188,915
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (e)(f)	492,324	490,673
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (e)	241,992	243,004
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (e)	198,908	186,704
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (e)	245,457	242,787
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	74,307	74,381
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	250,621
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	40,000	39,644
TOTAL UNITED STATES		69,706,772
TOTAL ASSET-BACKED SECURITIES (Cost $70,587,868)		70,461,536

Collateralized Mortgage Obligations - 11.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.7%
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (e)(f)	941,375	877,856
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (e)	64,205	63,727
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (e)(f)	99,182	99,653
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (e)(f)	45,749	45,599
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (e)	330,601	324,888
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (e)(f)	78,697	79,174
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	81,700	75,011
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (f)(h)	263,715	261,081
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (f)(h)	134,581	136,534
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (f)(h)	54,899	55,539
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (f)(h)	109,060	109,734
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 3/25/2055 (f)(h)	138,498	139,742
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	177,665	143,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	461,547	445,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (f)(h)	173,946	174,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (f)(h)	183,667	186,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (f)(h)	117,014	117,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (f)(h)	625,904	630,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (f)(h)	104,618	105,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (f)(h)	159,957	160,506
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (e)	471,081	460,501
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (e)(f)	81,101	77,477
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (e)(f)	191,022	190,575
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (e)	445,039	431,717
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (e)(g)	368,417	369,895
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (e)(g)	374,948	374,986
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (e)(f)	826,787	821,622
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (e)(f)	41,231	40,468
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (e)(f)	59,796	58,439
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (e)(f)	100,000	97,960
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (e)	145,349	145,355
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (e)(f)	171,934	171,355
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (e)(f)	97,437	97,238
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (e)(g)	90,529	87,976
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (e)(f)	147,734	147,749
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (e)	87,694	86,724
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (e)(f)	151,260	148,713
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (e)(g)	424,228	413,272
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (e)	850,136	846,458
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (e)(f)	90,199	90,365
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (e)(f)	1,300,000	1,304,051
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (e)(f)	671,238	668,018
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (e)	700,000	688,516
Towd Point Mortgage Trust Series 2022-4 Class A1, 3.75% 9/25/2062 (e)	356,424	336,917
Towd Point Mortgage Trust Series 2023-1 Class A1, 3.75% 1/25/2063 (e)	1,235,568	1,179,135
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (e)(f)	125,000	124,998
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (e)(g)	953,212	949,719
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (e)(f)	363,019	360,658
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (e)	150,176	150,824
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (e)(f)	384,639	386,090
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (e)(g)	93,054	93,234
TOTAL UNITED STATES		15,633,076
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,587,970)		15,633,076

Commercial Mortgage Securities - 23.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (e)(f)(h)	141,000	141,573
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	22,789	22,559
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	145,103
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,260,724	1,187,123
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (f)	100,000	100,664
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	205,458
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (f)(i)	1,000,000	16,428
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (f)(i)	1,000,000	26,631
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	1,300,000	1,313,001
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	200,000	205,306
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (e)	99,345	98,193
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	180,073
BBCMS Mortgage Trust Series 2026-5C41 Class A2, 4.951% 5/15/2069	700,000	703,450
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	700,000	717,305
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	10,459	10,431
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	1,100,000	1,087,640
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	298,023
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	142,947
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	44,525
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	102,210
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	300,000	306,714
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (f)(i)	1,000,000	13,562
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	200,000	202,735
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (e)(f)(h)	76,102	76,197
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (f)(i)	2,900,000	90,759
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	1,200,000	1,216,309
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.6493% 3/15/2059 (f)(i)	4,400,000	134,438
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (e)(f)	700,000	706,644
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (e)(f)(h)	200,000	200,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (e)(f)(h)	1,060,000	1,054,700
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (e)(f)(h)	273,763	273,336
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (e)(f)(h)	21,207	21,127
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (e)(f)(h)	578,373	576,205
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (e)(f)(h)	90,664	90,721
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (e)(f)(h)	100,000	99,969
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (e)(f)(h)	411,287	411,415
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (e)(f)(h)	736,293	737,674
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (e)(f)	146,247	146,384
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (e)(f)(h)	122,032	122,222
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (e)(f)(h)	47,516	47,457
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9915% 11/15/2038 (e)(f)(h)	73,525	73,571
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (e)(f)(h)	321,461	321,863
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (e)(f)(h)	359,632	360,517
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (e)(f)(h)	186,210	186,559
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (e)	138,685	139,076
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (e)(f)	100,000	100,077
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (e)(i)	1,571,000	9,461
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	409,763	406,508
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	98,673
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	395,010
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	169,000	167,452
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class A5, 4.0331% 4/15/2051 (f)	1,200,000	1,190,593
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	495,353
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (e)(f)	100,000	98,810
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	268,014
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (e)(f)	503,000	505,817
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (e)	989,520	999,776
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (e)(f)(h)	621,221	621,998
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (e)(f)(h)	24,078	24,131
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (e)(f)(h)	310,121	310,411
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (e)(f)(h)	25,297	25,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	197,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	197,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	284,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 6/25/2030 (f)(h)	300,000	299,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (f)(h)	1,699,261	1,696,948
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	142,749
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	448,077	444,314
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	148,378
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	111,945	111,625
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (e)(f)(h)(j)	15,000	14,953
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (e)(f)	102,000	101,798
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (e)	600,000	586,451
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (e)(f)	100,000	99,984
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (f)	15,646	15,615
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,365,383
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	171,341
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (e)(f)(h)	200,000	192,250
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (e)(f)(h)	1,625,000	1,621,953
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	281,420
Morgan Stanley Capital I Trust Series 2019-H7 Class A4, 3.261% 7/15/2052	600,000	575,331
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (f)	120,000	107,168
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (e)(f)	51,984	51,006
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (e)(f)(h)	1,000,000	1,000,625
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (e)	126,096	125,373
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (e)(f)(h)	100,000	100,063
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (e)(f)(h)	100,000	99,999
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	8,641	8,580
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	50,860	50,492
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	187,427
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	49,460
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	60,995	59,933
Wells Fargo Commercial Mortgage Trust Series 2020-C58 Class ASB, 1.849% 7/15/2053	695,046	662,720
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (e)(f)(h)	100,000	99,584
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9177% 10/15/2041 (e)(f)(h)	100,000	99,662
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.739% 5/15/2058 (f)(i)	2,000,000	40,269
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (e)(f)	100,000	99,978
TOTAL UNITED STATES		31,468,796
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,476,449)		31,468,796

U.S. Government Agency - Mortgage Securities - 10.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.6%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	78,923	66,756
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	542,633	488,543
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	161,808	145,932
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,047	10,865
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	316,542	267,945
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,256	11,054
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,493	12,148
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	702,829	632,771
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	437,263	391,627
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	66,727	60,075
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	161,350	145,266
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	13,962	12,548
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	171,049	158,092
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	13,240	12,183
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	52,841	48,788
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	382,673	330,482
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	19,029	17,570
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	626,799	577,949
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	45,038	41,612
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	643,474	593,726
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (b)	114,836	112,771
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	43,769	43,339
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	897,623	888,523
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	186,907	188,114
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	734,111	749,976
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055 (b)(d)	187,178	192,143
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (b)(d)	120,938	127,770
Freddie Mac Gold Pool 1.5% 1/1/2036	11,876	10,710
Freddie Mac Gold Pool 1.5% 11/1/2035	15,652	14,117
Freddie Mac Gold Pool 1.5% 2/1/2036	12,176	10,982
Freddie Mac Gold Pool 1.5% 2/1/2037	2,596,650	2,333,758
Freddie Mac Gold Pool 1.5% 2/1/2041	326,354	275,801
Freddie Mac Gold Pool 1.5% 4/1/2036	81,078	72,996
Freddie Mac Gold Pool 1.5% 4/1/2041	168,794	142,436
Freddie Mac Gold Pool 1.5% 5/1/2036	13,907	12,520
Freddie Mac Gold Pool 1.5% 6/1/2036	14,243	12,823
Freddie Mac Gold Pool 2% 10/1/2035	180,559	167,051
Freddie Mac Gold Pool 2% 4/1/2036	12,417	11,430
Freddie Mac Gold Pool 2% 8/1/2036	86,695	80,100
Freddie Mac Gold Pool 5% 4/1/2040	420,092	422,804
Freddie Mac Gold Pool 5% 8/1/2040	342,627	344,839
Freddie Mac Gold Pool 5% 9/1/2040	333,927	336,286
Freddie Mac Gold Pool 6% 4/1/2040	175,230	180,360
Freddie Mac Gold Pool 6% 7/1/2039	87,535	90,179
Freddie Mac Gold Pool 6% 8/1/2055 (b)(d)	186,564	193,873
Freddie Mac Gold Pool 6% 8/1/2055 (b)	165,489	171,766
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	63,628	65,937
Ginnie Mae II Pool 5.5% 12/20/2054	75,609	76,383
Ginnie Mae II Pool 5.5% 6/1/2056 (c)	475,000	477,952
Ginnie Mae II Pool 5.5% 7/1/2056 (c)	25,000	25,113
Uniform Mortgage Backed Securities 5% 6/1/2041 (c)	450,000	452,320
Uniform Mortgage Backed Securities 5% 6/1/2056 (c)	1,700,000	1,673,172
Uniform Mortgage Backed Securities 5% 7/1/2041 (c)	175,000	175,677
Uniform Mortgage Backed Securities 6% 6/1/2056 (c)	75,000	76,582
TOTAL UNITED STATES		14,236,535
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,145,301)		14,236,535

U.S. Treasury Obligations - 2.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	498,713
US Treasury Bonds 4.625% 11/15/2055	4.90 to 4.92	350,000	330,422
US Treasury Bonds 4.75% 2/15/2056	5.13	60,000	57,825
US Treasury Bonds 4.75% 8/15/2055	4.81	300,000	288,855
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	397,659	370,071
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	203,780	189,735
US Treasury Notes 3.5% 3/15/2029	3.88	410,000	404,138
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	810,000	806,141
US Treasury Notes 4% 11/15/2035	4.12	160,000	154,750
US Treasury Notes 4.125% 2/15/2036	4.11 to 4.61	210,000	204,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,344,488)			3,305,498

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $2,318,701)	3.67	2,318,238	2,318,701

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.4%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	3,500,000	35,715
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	470,000	28,102
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	1,620,000	52,952
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	110,000	6,697
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	540,000	20,317
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	470,000	28,266
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	410,000	13,853
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	200,000	6,629
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	3,840,000	42,866
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	2,010,000	113,847
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	10,139
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	7,700,000	53,902
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	2,950,000	23,270
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	400,000	13,703
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,300,000	32,905
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	400,000	15,064
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	10,568

TOTAL PURCHASED SWAPTIONS (Cost $479,503)			508,795

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $137,940,280)	137,932,937
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(4,089,110)
NET ASSETS - 100.0%	133,843,827

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 6/1/2056	(450,000)	(452,798)
Uniform Mortgage Backed Securities 5% 6/1/2041	(175,000)	(175,902)
Uniform Mortgage Backed Securities 6% 6/1/2056	(75,000)	(76,582)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(705,282)

TOTAL TBA SALE COMMITMENTS (Proceeds $704,936)		(705,282)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	100,000	(5,589)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	410,000	(22,577)

TOTAL CALL SWAPTIONS			(28,166)
TOTAL WRITTEN SWAPTIONS (Cost $(32,129))			(28,166)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	191	9/2026	39,465,375	43,049
CBOT US Treasury Ultra Bond Contracts (United States)	1	9/2026	114,563	(187)
TOTAL LONG				42,862
SHORT
CBOT 5Y US Treasury Notes Contracts (United States)	(15)	9/2026	(1,609,102)	(6,530)
TOTAL FUTURES CONTRACTS				36,332

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	900,000	(2,503)	1,226	(1,277)

Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(896)	2,378	1,482
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(896)	1,978	1,082
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(1,792)	3,978	2,186
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(4,479)	6,462	1,983
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(2,687)	4,389	1,702
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(5,375)	10,031	4,656
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly	150,000	(27,493)	24,172	(3,321)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(14,066)	11,849	(2,217)
CMBX BBB- Series 16 Index	NR	4/2065	JPMorgan Securities LLC	3%	Monthly	100,000	(18,329)	15,221	(3,108)
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly	100,000	(23,731)	23,988	257
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly	100,000	(14,318)	13,890	(428)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(10,749)	17,888	7,139
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(22,158)	20,999	(1,159)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(22,158)	21,310	(848)

TOTAL SELL PROTECTION							(169,127)	178,533	9,406
TOTAL CREDIT DEFAULT SWAPS							(171,630)	179,759	8,129

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	9,327,000	85,657	0	85,657
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	280,000	(331)	0	(331)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	620,000	(3,406)	0	(3,406)
TOTAL INTEREST RATE SWAPS							81,920	0	81,920

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,511.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $234,955.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,166,191 or 60.6% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,129,623	55,107,237	62,918,804	100,617	645	-	2,318,701	2,318,238	0.0%
Fidelity Securities Lending Cash Central Fund	-	105,342	105,342	3	-	-	-	-	0.0%
Total	10,129,623	55,212,579	63,024,146	100,620	645	-	2,318,701

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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